Investment in associates (Details 2) - ARS ($) $ in Thousands	Sep. 10, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Equity attributable to holders of the parent	$ 821,566,068
Subtotal investment in associate	195,329,592
Lower value of investment	(39,655,957)
Impairment value of investment	(9,732,649)
Investment in associate	145,940,986
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity attributable to holders of the parent	$ 602,232,193
Participation in an investment in associate	26.17%	42.31%	42.31%
Subtotal investment in associate	$ 157,604,165
Lower value of investment	(15,766,615)
Distribuidorade Gasdel Centro S. A. [Member]
IfrsStatementLineItems [Line Items]
Equity attributable to holders of the parent	$ 219,333,875
Participation in an investment in associate	17.20%	17.20%	17.20%
Subtotal investment in associate	$ 37,725,427
Lower value of investment	$ (23,889,342)